<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 8th day of February, 2007.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 250
FORM 13F INFORMATION TABLE VALUE TOTAL: $668,340,581

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Activision, Inc.
Acuity Brands, Inc.
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apple Computer
Aqua America, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
4930202
00508Y102
H01301102
01535P106
18772103
20039103
02209S103
25816109
26874107
31162100
35229103
37411105
37833100
03836W103

$11,538,861
$1,208,203
$5,077,439
$239,384
$301,779
$1,306,030
$4,698,592
$273,974
$5,623,699
$245,714
$3,954,270
$9,478,491
$777,852
$4,659,691
$1,036,575
$245,455


148,067
24,804
294,515
4,600
2,700
310,000
665,523
4,530
65,529
4,050
55,181
138,757
15,810
70,060
12,218
10,775

148,067
24,804
294,515
4,600
2,700
310,000
665,523
4,530
65,529
4,050
55,181
138,757
15,810
70,060
12,218
10,775



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
Abbott Labs
Activision, Inc.
Acuity Brands, Inc.
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apple Computer
Aqua America, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

148,067
24,804
294,515
4,600
2,700
310,000
665,523
4,530
65,529
4,050
55,181
138,757
15,810
70,060
12,218
10,775

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Arbor Realty Tr., Inc.
Arch Coal, Inc.
AT&T Corp
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Bank of Granite Corp
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
BellSouth Corp
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

38923108
39380100
00206R102
53015103
60505104
06423T102
62401104
06652V109
67901108
54937107
79860102
84670207
84670108
88606108
09247Q106
09249 E101
92475102


  $3,067,676
     $420,420
     $205,723
  $5,865,577
$28,381,377
  $3,371,862
     $778,934
     $348,734
     $245,600
  $4,717,467
     $211,202
$17,758,104
  $3,079,720
  $3,741,469
     $583,326
     $612,228
     $625,186


101,950
14,000
5,755
119,098
531,586
228,415
41,061
7,865
8,000
107,386
4,483
4,844
28
94,125
38,785
48,283
60,875


101,950
14,000
5,755
119,098
531,586
228,415
41,061
7,865
8,000
107,386
4,483
4,844
28
94,125
38,785
48,283
60,875










Arbor Realty Tr., Inc.
Arch Coal, Inc.
AT&T Corp
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Bank of Granite Corp
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
BellSouth Corp
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


101,950
14,000
5,755
119,098
531,586
228,415
41,061
7,865
8,000
107,386
4,483
4,844
28
94,125
38,785
48,283
60,875


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
BNP Residential Property, Inc.
Boeing Company
BP Amoco PLC ADR
Breakwater Res.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247F100
92474105
09247K109
09247D105
09249W101
09249H104
09248C106
09247L107
09249U105
09249R102
09249V103
09248T109
09249G106
5564T103
97023105
55622104
06425J102


$1,096,849
   $190,515
$1,176,398
   $854,982
   $780,740
   $267,759
   $518,805
   $659,325
   $146,400
   $148,100
$2,746,593
   $921,417
   $534,600
   $463,680
   $266,520
$1,602,549
$1,416,325


180,700
19,500
75,750
44,600
41,200
14,100
30,500
44,250
10,000
10,000
104,275
49,300
41,250
19,200
3,000
23,883
905,000


180,700
19,500
75,750
44,600
41,200
14,100
30,500
44,250
10,000
10,000
104,275
49,300
41,250
19,200
3,000
23,883
905,000









Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
BNP Residential Property, Inc.
Boeing Company
BP Amoco PLC ADR
Breakwater Res.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


180,700
19,500
75,750
44,600
41,200
14,100
30,500
44,250
10,000
10,000
104,275
49,300
41,250
19,200
3,000
23,883
905,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health, Inc.
Caremark RX, Inc.
Caterpillar, Inc.
Chesapeake Energy Corp.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Comarco, Inc.
CommScope, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


136385101
139793103
14040H105
14149Y108
141705103
149123101
165167107
166764100
170388102
172062101
17275R102
172967101
191216100
191891209
194162103
200080109
203372107

$489,716
$2,925,824
$14,798,083
$356,749
$271,273
$372,886
$1,092,280
$1,285,746
$1,181,400
$687,443
$13,719,414
$13,960,417
$1,434,206
$485,760
$5,869,643
$1,020,562
$842,772


9,200
168,830
192,633
5,537
4,750
6,080
37,600
17,486
30,000
15,172
501,991
250,636
29,724
18,400
89,970
119,925
27,650


9,200
168,830
192,633
5,537
4,750
6,080
37,600
17,486
30,000
15,172
501,991
250,636
29,724
18,400
89,970
119,925
27,650










Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health, Inc.
Caremark RX, Inc.
Caterpillar, Inc.
Chesapeake Energy Corp.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Comarco, Inc.
CommScope, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


9,200
168,830
192,633
5,537
4,750
6,080
37,600
17,486
30,000
15,172
501,991
250,636
29,724
18,400
89,970
119,925
27,650


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Community Bancshares, Inc. SC

CompuCredit Corp.

ConocoPhillips

Cooperative Bankshares, Inc.

Countrywide Financial

CVS Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Duke Energy Corporation

Dupont de nemours E.I.

DWS Dreman Value Income

Eaton Corp

Ebay, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


20343F190
20478N100
20825C104
216844100
222372104
126650100
23331A109
24702R101
249030107
25179M103
254687106
25746U109
264399106
263534109
23339M105
278058102
278642103

$1,373,123
$796,200
$1,170,653
$536,700
$636,750
$638,292
$5,055,007
$2,462,834
$358,200
$7,876,869
$5,446,477
$249,424
$2,519,045
$234,198
$639,135
$349,251
$219,511


81,491
20,000
16,270
30,000
15,000
20,650
190827
98,160
12,000
117,425
158,928
2,975
75,852
4,808
31,500
4,648
7,300


81,491
20,000
16,270
30,000
15,000
20,650
190827
98,160
12,000
117,425
158,928
2,975
75,852
4,808
31,500
4,648
7,300










Community Bancshares, Inc. SC
CompuCredit Corp.
ConocoPhillips
Cooperative Bankshares, Inc.
Countrywide Financial
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Dupont de nemours E.I.
DWS Dreman Value Income
Eaton Corp
Ebay, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


81,491
20,000
16,270
30,000
15,000
20,650
190827
98,160
12,000
117,425
158,928
2,975
75,852
4,808
31,500
4,648
7,300



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Wire Corp.
Exactech, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Citizens Bancshares CL A
First Data Corporation
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB Financial Services
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


268648102
291011104
292505104
292562105
30064 109
302290101
306137100
31428X106
31620M106
31946M103
319963104
32054K103
337738108
302526108
346091705
302695101
368710406



$155,668
$1,047,931
$319,674
$496,326
$334,405
$5,085,550
$10,309,200
$249,826
$966,169
$1,803,901
$563,992
$1,334,021
$235,890
$203,775
$1,182,199
$7,117,311
$811,300



11,793
23,768
6,957
22,550
23,500
66,365
1,191,815
2,300
24,100
8,902
22,100
28,450
4,500
13,750
36,175
1,153,535
10,000



11,793
23,768
6,957
22,550
23,500
66,365
1,191,815
2,300
24,100
8,902
22,100
28,450
4,500
13,750
36,175
1,153,535
10,000











EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Wire Corp.
Exactech, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Citizens Bancshares CL A
First Data Corporation
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB Financial Services
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


11,793
23,768
6,957
22,550
23,500
66,365
1,191,815
2,300
24,100
8,902
22,100
28,450
4,500
13,750
36,175
1,153,535
10,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Harbor Intl. Fund
Harley Davidson, Inc.
Hertz Global Holdings, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


369550108
369604103
M52020100
37733W105
380956409
38141G104
38259P508
411511306
412822108
42805T105
428236103
431284108
437076102
442120101
443510201
443683107
458140100



$289,965
$20,119,424
$3,216,570
$395,489
$246,404
$2,043,338
$3,831,194
$596,632
$392,377
$173,900
$694,216
$3,380,390
$352,605
$574,758
$589,629
$5,467,832
$6,537,924



3,900
540,699
166,231
7,496
8,664
10,250
8,320
9,617
5,568
10,000
16,854
82,934
8,780
11,100
13,042
393,936
322,860



3,900
540,699
166,231
7,496
8,664
10,250
8,320
9,617
5,568
10,000
16,854
82,934
8,780
11,100
13,042
393,936
322,860











General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Harbor Intl. Fund
Harley Davidson, Inc.
Hertz Global Holdings, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

3,900
540,699
166,231
7,496
8,664
10,250
8,320
9,617
5,568
10,000
16,854
82,934
8,780
11,100
13,042
393,936
322,860

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








International Business Machines
Ishares Dow Jones US Telecm Sector
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares MSCI Singapore
Ishares NASDAQ Biotech Index Fd.
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


459200101
464287713
464287184
464287176
464287465
464287234
464286608
464286871
464286848
464286665
464286673
464287556
464287341
464287325
464287697
464287499
478160104

$800,905
$296,500
$6,030,448
$335,920
$4,912,330
$7,669,941
$465,075
$388,800
$2,188,340
$605,285
$118,720
$692,064
$1,103,553
$514,620
$287,584
$330,970
$16,405,850

8,244
10,000
54,109
3,400
67,090
67,180
4,500
24,300
154,000
4,833
10,600
8,900
9,900
9,000
3,200
3,315
248,498

8,244
10,000
54,109
3,400
67,090
67,180
4,500
24,300
154,000
4,833
10,600
8,900
9,900
9,000
3,200
3,315
248,498









International Business Machines

Ishares Dow Jones US Telecm Sector

Ishares FTSE XINHUA

Ishares Lehman Treasury

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI EMU Index Fund

Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares MSCI Pacific Ex-Jap Indx Fd

Ishares MSCI Singapore

Ishares NASDAQ Biotech Index Fd.

Ishares S&P GLB ERG Sect

Ishares S&P GLB Health Care

Ishares T DJ US UTL S FD

Ishares TR Russell Midcap Indx Fnd

Johnson & Johnson




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,244
10,000
54,109
3,400
67,090
67,180
4,500
24,300
154,000
4,833
10,600
8,900
9,900
9,000
3,200
3,315
248,498

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Kellogg Company
Kimberly-Clark Corp
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magnetbank
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


487836108
494368103
49460W208
502424104
50540R409
518439104
524908100
52729N100
532457108
534187109
536020100
548661107
559404108
G6052F103
580135101
585055106
589331107

$5,300,603
$265,005
$992,705
$3,841,500
$227,757
$204,100
$1,026,575
$134,400
$247,475
$982,521
$945,720
$18,900,931
$200,000
$1,201,909
$2,984,044
$7,587,825
$3,979,546

105,885
3,900
25,100
46,974
3,100
5,000
13,141
24,000
4,750
14,797
29,600
606,771
20,000
48,425
67,314
141,802
91,274

105,885
3,900
25,100
46,974
3,100
5,000
13,141
24,000
4,750
14,797
29,600
606,771
20,000
48,425
67,314
141,802
91,274









Kellogg Company
Kimberly-Clark Corp
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magnetbank
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


105,885
3,900
25,100
46,974
3,100
5,000
13,141
24,000
4,750
14,797
29,600
606,771
20,000
48,425
67,314
141,802
91,274

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan Stanley Emerging Markets Debt
Nabors Industries Ltd.
Neteller PLC
Newell Rubbermaid, Inc.
NewMarket Corporation
Nokia Corp.
Nordstrom, Inc.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen CT Div Ad Muni Fd CT
Nuveen CT Div Ad Muni Fd CT Fd 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund Fd 2


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


590188108
591520200
592688105
594918104
61744H105
G6359F103
G64549101
651229106
651587107
654902204
655664100
66987 E206
67010F103
67069T103
67071R103
67062H106
67070F100

$436,825
$194,940
$717,535
$17,675,184
$110,231
$208,460
$78,713
$286,055
$969,306
$8,188,757
$236,832
$24,965,277
$234,952
$316,575
$238,992
$327,200
$211,499

4,692
18,000
9,100
591,935
10,169
7,000
26,200
9,881
16,415
402,990
4,800
1,454,853
23,125
22,500
15,600
20,000
12,500

4,692
18,000
9,100
591,935
10,169
7,000
26,200
9,881
16,415
402,990
4,800
1,454,853
23,125
22,500
15,600
20,000
12,500









Merrill Lynch & Co., Inc.

Methode Electronics, Inc. Class A

Mettler-Toledo International, Inc.

Microsoft Corporation

Morgan Stanley Emerging Markets Debt

Nabors Industries Ltd.

Neteller PLC

Newell Rubbermaid, Inc.

NewMarket Corporation

Nokia Corp.

Nordstrom, Inc.

NovaGold Resources, Inc.

Novogen Limited Sponsored ADR

Nuveen CT Div Ad Muni Fd CT

Nuveen CT Div Ad Muni Fd CT Fd 2

Nuveen Muni Advantage Fund

Nuveen NC Div AD Muni Fund Fd 2


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,692

18,000

9,100

591,935

10,169

7,000

26,200

9,881

16,415

402,990

4,800

1,454,853

23,125

22,500

15,600

20,000

12,500


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd.
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Free Inc Port 3
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Penn Virginia Group Holding LP
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67071D104
67072D103
67071S101
67071B108
67063X100
678002106
680223104
70788P105
713448108
71646E 100
716495106
717081103
723787107
731068102
74005P104
742718109
743263105

$624,912
$734,815
$519,400
$1,090,784
$152,900
$914,354
$795,501
$994,000
$22,416,883
$4,309,980
$1,496,725
$9,812,181
$423,691
$561,960
$335,215
$15,082,196
$306,946

42,025
52,300
35,000
38,300
11,000
6,547
34,171
50,000
358,383
30,615
130,150
378,849
10,675
12,000
5,650
234,669
6,254

42,025
52,300
35,000
38,300
11,000
6,547
34,171
50,000
358,383
30,615
130,150
378,849
10,675
12,000
5,650
234,669
6,254









Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd.
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Free Inc Portf 3
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Penn Virginia Group Holding LP
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


42,025
52,300
35,000
38,300
11,000
6,547
34,171
50,000
358,383
30,615
130,150
378,849
10,675
12,000
5,650
234,669
6,254

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Provident Bankshares Corp
Regal-Beloit Corp.
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Saic, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
Sempra Energy
ServiceMaster Co.
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Sprint Nextel Corp.
Staples, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


743859100
758750103
758940100
760737106
760759100
78390X101
803111103
806605101
814047106
816851109
81760N109
82966U103
834156101
835495102
842632101
852061100
855030102

$1,193,597
$204,789
$651,508
$992,440
$300,958
$1,261,311
$221,662
$243,965
$3,090,262
$218,836
$4,948,600
$74,340
$7,500
$4,581,434
$2,779,590
$242,396
$216,270

33,528
3,900
17,420
86,000
7,400
70,900
13,016
10,320
135,419
3,905
377,468
21,000
10,000
120,374
275,753
12,832
8,100

33,528
3,900
17,420
86,000
7,400
70,900
13,016
10,320
135,419
3,905
377,468
21,000
10,000
120,374
275,753
12,832
8,100









Provident Bankshares Corp
Regal-Beloit Corp.
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Saic, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
Sempra Energy
ServiceMaster Co.
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Sprint Nextel Corp.
Staples, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


33,528
3,900
17,420
86,000
7,400
70,900
13,016
10,320
135,419
3,905
377,468
21,000
10,000
120,374
275,753
12,832
8,100

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Starbucks Corp.
Stericycle, Inc.
Suncor Energy, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T H Q, Inc.
T S B Financial Corp.
Target Corporation
TCF Financial Corp
Teva Pharmaceutical
Texas Instruments
Thermogenesis Corp.
Tidelands Bancshares, Inc.
Time Warner
Toreador Resources Corp.
Toyota Motor CP ADR


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

855244109
858912108
867229106
867914103
78486Q101
871829107
872443403
872805106
87612E106
872275102
881624209
882508104
883623209
886374107
887315109
891050106
892331307

$1,101,562
$755,000
$461,229
$3,100,413
$233,100
$15,360,979
$429,752
$499,538
$2,850,846
$553,555
$333,488
$439,056
$1,597,040
$538,650
$1,554,482
$292,490
$9,707,517

31,100
10,000
5,845
36,713
5,000
417,872
13,215
25,950
49,971
20,188
10,730
15,245
370,543
35,000
71,372
11,350
72,277

31,100
10,000
5,845
36,713
5,000
417,872
13,215
25,950
49,971
20,188
10,730
15,245
370,543
35,000
71,372
11,350
72,277





















Starbucks Corp.

Stericycle, Inc.

Suncor Energy, Inc.

Suntrust Banks, Inc.

SVB Financial Group, Inc.

Sysco Corporation

T H Q, Inc.

T S B Financial Corp.

Target Corporation

TCF Financial Corp

Teva Pharmaceutical

Texas Instruments

Thermogenesis Corp.

Tidelands Bancshares, Inc.

Time Warner

Toreador Resources Corp.

Toyota Motor CP ADR


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

31,100
10,000
5,845
36,713
5,000
417,872
13,215
25,950
49,971
20,188
10,730
15,245
370,543
35,000
71,372
11,350
72,277

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Tri Continental Corp
Triad Guaranty Inc.
TriStone Community Bank
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Health Group, Inc.
United Parcel Service CL B
United Technologies Corp.
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard Growth ETF
Vanguard Intl. Equity Index Fd.
Vanguard Intl. Equity Index Fd.
Verizon Communications
VF Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

895436103
895925105
89676R106
903293405
903914109
904708104
91324P102
911312106
913017109
91529Y106
902973304
91913Y100
922908736
922042866
922042858
92343V104
918204108

$209,292
$18,994,348
$1,148,574
$6,983,438
$1,321,921
$779,953
$3,634,835
$648,577
$860,775
$207,800
$2,473,876
$511,600
$807,147
$495,202
$1,091,199
$255,094
$2,227,897

9,352
346,170
93,380
127,435
27,690
20,306
67,650
8,650
13,768
10,000
68,358
10,000
13,950
7,450
14,100
6,850
27,143

9,352
346,170
93,380
127,435
27,690
20,306
67,650
8,650
13,768
10,000
68,358
10,000
13,950
7,450
14,100
6,850
27,143





















Tri Continental Corp

Triad Guaranty Inc.

TriStone Community Bank

U S G Corporation

Ultra Petroleum Corp.

Unifirst Corporation - Mass

United Health Group, Inc.

United Parcel Service CL B

United Technologies Corp.

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard Growth ETF

Vanguard Intl. Equity Index Fd.

Vanguard Intl. Equity Index Fd.

Verizon Communications

VF Corporation


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

9,352
346,170
93,380
127,435
27,690
20,306
67,650
8,650
13,768
10,000
68,358
10,000
13,950
7,450
14,100
6,850
27,143

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Western Union Company
Whole Foods Market, Inc.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.



common
common
common
common
common
common
common
common
common
common
common
common
common


929903102
931422109
931142103
938824109
939322103
94846M102
94973V107
949746101
959802109
966837106
983024100
98385X106
98956P102


$8,603,091
$12,238,450
$5,749,779
$246,406
$238,231
$133,782
$6,284,498
$818,236
$542,564
$206,492
$1,360,175
$6,376,075
$2,766,030


151,064
266,691
124,508
10,472
5,237
34,480
79,864
23,010
24,200
4,400
26,712
135,517
35,290


151,064
266,691
124,508
10,472
5,237
34,480
79,864
23,010
24,200
4,400
26,712
135,517
35,290



Grand Total 12/31/06




$668,340,581












Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Western Union Company
Whole Foods Market, Inc.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0

151,064
266,691
124,508
10,472
5,237
34,480
79,864
23,010
24,200
4,400
26,712
135,517
35,290

0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0



















